UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal

Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 03/31/2016

Item 1 – Report to Stockholders

MARCH 31, 2016

ANNUAL REPORT

BIF Multi-State Municipal Series Trust

➢	BIF California Municipal Money Fund
➢	BIF Connecticut Municipal Money Fund
➢	BIF Massachusetts Municipal Money Fund
➢	BIF New Jersey Municipal Money Fund
➢	BIF New York Municipal Money Fund
➢	BIF Ohio Municipal Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy.

Fears of a global recession started to fade toward the end of the first quarter of 2016 and volatility abated. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year has resulted in more reasonable valuations and some appealing entry points for investors today. However, investors continue to face the headwinds of uncertainty around China’s growth trajectory and currency management, the potential consequences of negative interest rates and geopolitical risks.

For the 12 months ended March 31, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.49%	1.78%
U.S. small cap equities (Russell 2000® Index)	2.02	(9.76)
International equities (MSCI Europe, Australasia, Far East Index)	1.56	(8.27)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.03)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.10	0.12
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.27	3.05
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.44	1.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.23	3.95
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.23	(3.66)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2016

The Federal Open Market Committee (the “Committee”) left rates unchanged at the March 16, 2016 meeting, which was not surprising in our opinion given low expectations for a rate increase on the heels of market turmoil earlier in the year. Indeed, the Committee continued to highlight concern about risks associated with global financial and economic developments, and downshifted its expectations for the pace of normalization. The Committee’s present forecast envisions two rate hikes of 25 basis points (0.25%) each during the balance of 2016, down from a projected four increases as of its December 16, 2015 meeting. A stronger-than-expected February employment report combined with recent upward pressure on the Core Personal Consumption Expenditures Index — the Committee’s preferred measure of inflation — suggest that it may not be overly optimistic to anticipate that conditions will ultimately line up behind at least one rate hike, possibly as soon as June. While not our base case, a number of Committee members even intimated that an increase in rates as soon as April was not out of the question. In our view, the fact that inflation has been running behind the Committee’s target for nearly four years reinforces a gradual approach to policy normalization.

While the Committee’s recent statement was generally perceived as “dovish,” anxiety about the prospect of negative interest rates seems to have diminished somewhat. At the post-meeting press conference, Chairwoman Yellen stated that the Committee is “not actively considering negative rates,” supporting our belief that the odds of such a development are relatively narrow.

The slope of the short-dated London Interbank Offered Rate (“LIBOR”) curve steepened in March in response to continued uncertainty about the path of interest rates and the possible shift of additional assets from prime to government money market funds later in the year. We would anticipate a continuation of this trend in the months ahead.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Fund Information as of March 31, 2016

On May 19, 2016, the Board of Trustees of BIF Multi-State Municipal Series Trust (the “Trust”) approved a proposal to close BIF California Municipal Money Fund, BIF Connecticut Municipal Money Fund, BIF Massachusetts Municipal Money Fund, BIF New Jersey Municipal Money Fund, BIF New York Municipal Money Fund and BIF Ohio Municipal Money Fund (referred to herein collectively as the “Funds” or individually, a “Fund”) to purchases and thereafter to liquidate each Fund. Accordingly, effective on July 11, 2016, each Fund will no longer accept purchase orders. On or about July 15, 2016, (the “Liquidation Date”), all of the assets of the Funds will be liquidated completely, the shares outstanding on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust.

BIF California Municipal Money Fund

BIF California Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF California Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	88%
Fixed Rate Notes	5
Tax-Exempt Commercial Paper	3
Other Assets Less Liabilities	4

Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Connecticut Municipal Money Fund	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	52%
Fixed Rate Notes	2
Other Assets Less Liabilities	46

Total	100%

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Massachusetts’ personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Massachusetts Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	77%
Variable Rate Notes	3
Other Assets Less Liabilities	20

Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	5

Fund Information (concluded)

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New Jersey Municipal Money Fund	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	45%
Fixed Rate Notes	2
Other Assets Less Liabilities	53

Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New York Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	93%
Fixed Rate Notes	7

Total	100%

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Ohio’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Ohio Municipal Money Fund	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	80%
Fixed Rate Notes	1
Other Assets Less Liabilities	19

Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Disclosure of Expenses

Shareholders of these Funds may incur the following charges:

(a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2015 and held through March 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
BIF California Municipal Money Fund	$1,000.00	$1,000.00	$0.25	0.05%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.10	$0.15	0.03%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$0.30	0.06%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.10	$0.30	0.06%
BIF New York Municipal Money Fund	$1,000.00	$1,000.10	$0.40	0.08%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical[2]
BIF California Municipal Money Fund	$1,000.00	$1,024.75	$0.25	0.05%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,024.85	$0.15	0.03%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,024.70	$0.30	0.06%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,024.70	$0.30	0.06%
BIF New York Municipal Money Fund	$1,000.00	$1,024.60	$0.40	0.08%
BIF Ohio Municipal Money Fund	$1,000.00	$1,024.70	$0.30	0.06%

[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	7

Schedule of Investments March 31, 2016	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 93.2%
Bay Area California Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA SBPA), 0.43%, 4/07/16 (a)(b)(c)	$3,500	$3,500,000
Bay Area Toll Authority, RB, VRDN (U.S. Bank NA LOC), 0.39%, 4/07/16 (b)	9,600	9,600,000
Bay Area Toll Authority, Refunding RB:
Series F, 5.00%, 4/01/16 (d)	3,700	3,700,507
VRDN (Bank of Tokyo Mitsubishi UFJ LOC), 0.45%, 4/07/16 (b)	900	900,000
California Community College Financing Authority, RB, Series A, 2.00%, 6/30/16	6,000	6,024,499
California Education Notes Program, RB, Series A, 2.00%, 6/30/16	8,200	8,234,103
California Health Facilities Financing Authority, RB, VRDN (b):
FLOATS (Bank of America NA SBPA), 0.43%, 4/07/16 (a)(c)	2,860	2,860,000
Scripps Health, Series B (Wells Fargo Bank NA LOC), 0.35%, 4/07/16	4,180	4,180,000
St. Joseph Health System, Series C (Northern Trust Co. LOC), 0.37%, 4/01/16	2,450	2,450,000
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase & Co. LOC), 0.55%, 4/07/16 (b)	3,100	3,100,000
California Housing Finance Agency, RB, AMT, VRDN (b):
Series C (Bank of America NA LOC), 0.41%, 4/07/16	14,340	14,340,000
Series M (Royal Bank of Canada LOC), 0.42%, 4/07/16	3,970	3,970,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN (b):
Los Angeles Museum, Series B (Wells Fargo Bank NA LOC), 0.32%, 4/01/16	1,700	1,700,000
Pacific Gas & Electric Co., Series B (Mizuho Bank Ltd. LOC), 0.38%, 4/01/16	32,995	32,995,000
Pacific Gas & Electric Co., Series D (Sumitomo Mitsui Banking Corp. LOC), 0.34%, 4/01/16	8,800	8,800,000
California Municipal Finance Authority, RB, VRDN (b):
0.34%, 4/01/16	1,900	1,900,000
M/F Housing (Federal Home Loan Bank LOC), 0.38%, 4/07/16	550	550,000
California Pollution Control Financing Authority, RB, VRDN, Air Products & Chemicals, Inc., Series B, 0.35%, 4/01/16 (b)	900	900,000

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, Refunding RB, VRDN (b):
(Mizuho Bank Ltd. LOC), 0.45%, 4/01/16	$4,000	$4,000,000
Pacific Gas & Electric, Class F (TD Bank NA LOC), 0.45%, 4/01/16	10,100	10,100,000
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.37%, 4/07/16 (b)	4,540	4,540,000
California State Health Facilities Financing Authority, RB, RBC Municipal Products, Inc. Trust, VRDN, FLOATS, Series E-21 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.44%, 4/07/16 (a)(b)(c)	24,950	24,950,000
California Statewide Communities Development Authority, VRDN, HRB, M/F Housing, AMT (Fannie Mae Guarantor) (b):
2nd Street Senior Apartments, Series TT, 0.42%, 4/07/16	2,255	2,255,000
Greentree Senior Apartments Project, Series P, 0.45%, 4/07/16	7,350	7,350,000
California Statewide Communities Development Authority, RB, VRDN (Northern Trust Co. LOC), 0.40%, 4/07/16 (b)	10,850	10,850,000
California Statewide Communities Development Authority, Refunding RB, VRDN, John Muir Health, Series A (Wells Fargo Bank NA LOC), 0.34%, 4/01/16 (b)	1,200	1,200,000
City & County of San Francisco California Airports San Francisco International Airport, Refunding RB, VRDN, 2nd Series A-1, AMT (JPMorgan Chase NA LOC), 0.40%, 4/07/16 (b)	28,265	28,265,000
City & County of San Francisco California Redevelopment Agency, Special Tax, VRDN, Community Facility District No. 4 (Bank of America NA LOC), 0.38%, 4/07/16 (b)	14,975	14,975,000
City of Carlsbad California, HRB, VRDN, M/F Housing, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.45%, 4/07/16 (b)	13,115	13,115,000
City of San Jose California, RB, VRDN, AMT (Fannie Mae Guarantor), 0.47%, 4/07/16 (b)	10,000	10,000,000
City of San Jose California, Refunding, HRB, VRDN, M/F Housing, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.50%, 4/07/16 (b)	2,000	2,000,000
City of Santa Rosa California, HRB, VRDN, M/F Housing, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.42%, 4/07/16 (b)	1,940	1,940,000

Portfolio Abbreviations

ACES	Adjustable Convertible Extendible Securities	FLOATS	Floating Rate Securities	P-FLOATS	Puttable Floating Rate Securities
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	PUTTERS	Puttable Tax-Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	RB	Revenue Bonds
BAN	Bond Anticipation Notes	HRB	Housing Revenue Bonds	ROCS	Reset Option Certificates
BHAC	Berkshire Hathaway Assurance Corp.	IDA	Industrial Development Authority	S/F	Single-Family
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bonds	SBPA	Stand-by Bond Purchase Agreements
DRIVERS	Derivative Inverse Tax-Exempt Receipts	LOC	Letter of Credit	TAN	Tax Anticipation Notes
EDA	Economic Development Authority	M/F	Multi-Family	TRAN	Tax Revenue Anticipation Notes
FHA	Federal Housing Administration	MRB	Mortgage Revenue Bonds	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Schedule of Investments (continued)	BIF California Municipal Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
County of Los Angeles California Schools, RB, Pooled TRAN, Series A-3, 2.00%, 6/30/16	$2,000	$2,008,073
County of Orange California, Special Assessment Bonds, VRDN (Sumitomo Mitsui Banking LOC), 0.49%, 4/07/16 (b)	3,500	3,500,000
County of Riverside California Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.56%, 4/07/16 (b)	3,300	3,300,000
County of Riverside California Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.43%, 4/07/16 (a)(b)(c)	1,675	1,675,000
County of Riverside California Transportation Commission, Refunding RB, Series B, VRDN (Bank of Tokyo Mitsubishi UFJ SBPA), 0.39%, 4/07/16 (b)	21,740	21,740,000
County of Sacramento California Sanitation Districts Financing Authority, RB, 5.00%, 6/01/16 (d)	7,055	7,113,494
County of San Diego California Regional Transportation Commission, Refunding RB, VRDN (b):
FLOATS (JPMorgan Chase Bank NA LOC), 0.45%, 4/07/16 (a)(c)	2,220	2,220,000
Series C (Mizuho Tokyo Bank Ltd. SBPA), 0.46%, 4/07/16	11,300	11,300,000
East Bay Municipal Utility District, RB, VRDN, Water System (Citibank NA SBPA), 0.44%, 4/07/16 (a)(b)	3,200	3,200,000
East Bay Municipal Utility District Water System, Refunding RB, VRDN, Sub-Series A-1 (Wells Fargo Bank NA SBPA), 0.35%, 4/07/16 (b)	5,000	5,000,000
Eastern Municipal Water District, Refunding RB, VRDN, Series C (Wells Fargo Bank NA SBPA), 0.37%, 4/07/16 (b)	13,200	13,200,000
El Dorado Irrigation District/El Dorado County Water Agency, COP, Refunding (Citibank NA LOC), 0.39%, 4/07/16 (b)	15,000	15,000,000
Elsinore Valley Municipal Water District, COP, Refunding VRDN, Series B (Bank of America NA LOC), 0.39%, 4/07/16 (b)	16,465	16,465,000
Emeryville Redevelopment Agency Successor Agency, RB, AMT, Series A, VRDN (Fannie Mae Guarantor), 0.47%, 4/07/16 (b)	30,000	30,000,000
Fontana California Unified School District, GO, VRDN, FLOATS (AGM) (JPMorgan Chase Bank NA Liquidity Agreement), 0.39%, 4/07/16 (a)(b)(c)	5,595	5,595,000
Los Angeles Department of Water & Power, RB (Citibank NA SBPA), 0.30%, 4/01/16 (b)	15,000	15,000,000
Los Angeles Department of Water & Power, Refunding RB, VRDN (b):
Sub-Series B-3 (Barclays Bank PLC SBPA), 0.34%, 4/01/16	5,000	5,000,000
Sub-Series B-3 (Royal Bank of Canada SBPA), 0.40%, 4/07/16	5,100	5,100,000
Sub-Series B-6 (Bank of Montreal SBPA), 0.30%, 4/01/16	3,000	3,000,000
Sub-Series B-8 (Bank of Montreal SBPA), 0.48%, 4/07/16	4,000	4,000,000

Municipal Bonds	Par (000)	Value
California (continued)
Metropolitan Water District of Southern California, Refunding RB, VRDN (b):
0.39%, 4/07/16	$2,600	$2,600,000
Series A-2, 0.39%, 4/07/16	20,700	20,700,000
Oakland Joint Powers Financing Authority, RB, Series A, VRDN, Fruitvale Transit (Citibank NA SBPA), 0.39%, 4/07/16 (b)	2,435	2,435,000
Palomar California Community College District, GO, VRDN, FLOATS (JPMorgan Chase Bank NA SBPA), 0.45%, 4/07/16 (a)(b)(c)	6,200	6,200,000
Sacramento Municipal Utility District, Refunding RB, Series K, VRDN (Bank of America NA LOC), 0.48%, 4/07/16 (b)	5,000	5,000,000
Sacramento Transportation Authority, Refunding RB, VRDN, Series A (Mizuho Bank Ltd. SBPA), 0.48%, 4/07/16 (b)	3,200	3,200,000
San Diego Housing Authority, HRB, VRDN, M/F Housing, Studio 15, Series B, AMT (Citibank NA LOC), 0.41%, 4/07/16 (b)	4,430	4,430,000
Santa Clara Valley Transportation Authority, Refunding RB, VRDN (Sumitomo Mitsui Bank of SBPA), 0.46%, 4/07/16 (b)	4,200	4,200,000
State of California, GO, Refunding:
Various Purpose, 5.00%, 4/01/16	700	700,094
VRDN, Kindergarten, Series A-2 (State Street Bank and Trust Co. LOC), 0.32%, 4/01/16 (b)	1,500	1,500,000
VRDN, Kindergarten, Series B-2 (Citibank NA LOC), 0.32%, 4/01/16 (b)	2,415	2,415,000
State of California, GO, VRDN (b):
(Bank of Montreal LOC), 0.38%, 4/01/16	7,000	7,000,000
(Citibank NA LOC), 0.33%, 4/01/16	25,450	25,450,000
Refunding (Mizuho Bank Ltd. LOC), 0.41%, 4/07/16	2,000	2,000,000
Refunding Sub Series B-7 (JPMorgan Chase NA LOC), 0.33%, 4/01/16	1,400	1,400,000
State of California Department of Water Resources Power Supply Revenue, Refunding RB, Series M, 4.00%, 5/01/16	3,205	3,215,805
University of California, Refunding RB, VRDN (b):
Series AL-1, 0.38%, 4/07/16	7,500	7,500,000
Series AL-4, 0.40%, 4/07/16	7,500	7,500,000
University of California, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4401 (JPMorgan Chase Bank NA Liquidity Agreement), 0.45%, 4/07/16 (a)(b)(c)	2,000	2,000,000
Upland Community Redevelopment Agency, Refunding RB, VRDN (Federal Home Loan Bank LOC), 0.38%, 4/07/16 (b)	12,105	12,105,000
Total Municipal Bonds (Cost — $540,211,575) — 93.2%		540,211,575

Tax-Exempt Commercial Paper
State of California:
0.03%, 4/05/16	5,000	5,000,000
0.04%, 4/05/16	2,000	2,000,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	9

Schedule of Investments (concluded)	BIF California Municipal Money Fund

Tax-Exempt Commercial Paper	Par (000)	Value
State of California Department of Water Res. Power Supply Revenue, 0.04%, 4/05/16	$7,784	$7,784,000
Total Tax-Exempt Commercial Paper (Cost — $14,784,000) — 2.5%		14,784,000
Total Investments (Cost — $554,995,575*) — 95.7%		554,995,575
Other Assets Less Liabilities — 4.3%		24,718,549

Net Assets — 100.0%		$579,714,124

Notes to Schedule of Investments

*	Cost for federal income tax purposes

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$540,211,575	—	$540,211,575
Tax-Exempt Commercial Paper	—	14,784,000	—	14,784,000

Total	—	$554,995,575	—	$554,995,575

[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $61,693 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Schedule of Investments March 31, 2016	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 54.4%
Capital City Connecticut EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.42%, 4/07/16 (a)	$4,570	$4,570,000
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.46%, 4/07/16	1,340	1,340,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.39%, 4/07/16	6,475	6,475,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
AMT, Sub-Series B-5 (Bank of Tokyo-Mitsubishi SBPA), 0.42%, 4/07/16	4,000	4,000,000
(Royal Bank of Canada SBPA), 0.41%, 4/07/16	3,000	3,000,000
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA), 0.35%, 4/01/16	5,000	5,000,000
Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.48%, 4/07/16	1,590	1,590,000

Municipal Bonds	Par (000)	Value
Connecticut (continued)
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.41%, 4/07/16 (a)	$6,440	$6,440,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.39%, 4/07/16 (a)	15,500	15,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Hotchkiss School, Series A (U.S. Bank NA SBPA), 0.50%, 4/07/16	4,100	4,100,000
Yale University, Series V-1, 0.34%, 4/01/16	2,000	2,000,000
Town of Killingly Connecticut, GO, Refunding, BAN, 2.00%, 4/28/16	2,000	2,002,763
Total Investments (Cost — $56,017,763*) — 54.4%		56,017,763
Other Assets Less Liabilities — 45.6%		46,913,599

Net Assets — 100.0%		$102,931,362

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$56,017,763	—	$56,017,763
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $38,813,587 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	11

Schedule of Investments March 31, 2016	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 79.8%
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.44%, 4/07/16 (a)(b)	$3,500	$3,500,000
Massachusetts Development Finance Agency, HRB, VRDN, M/F Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.46%, 4/07/16 (a)	3,500	3,500,000
Massachusetts Development Finance Agency, RB, VRDN, FLOATS (a)(b)(c):
Holy Cross College, Series 1336 (Credit Suisse AG SBPA), 0.43%, 4/07/16	3,550	3,550,000
Woodbriar Senior Living Facility, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.33%, 4/07/16	2,665	2,665,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.35%, 4/01/16 (a)	5,750	5,750,000
Massachusetts Health & Educational Facilities Authority, RB:
University of Massachusetts, 0.70%, 4/01/16 (d)	2,450	2,450,023
VRDN, Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.35%, 4/01/16 (a)	2,700	2,700,000
VRDN, Partners Healthcare System, Series P2 (JPMorgan Chase Bank NA SBPA), 0.38%, 4/07/16 (a)	3,200	3,200,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Harvard University, Series R, 0.32%, 4/01/16	500	500,000
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.35%, 4/01/16	7,500	7,500,000
Wellesley College, Series I, 0.43%, 4/07/16	1,900	1,900,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, RB, VRDN (Bank of America NA LOC), 0.45%, 4/07/16 (a)	$4,700	$4,700,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (Bank of America NA LOC) (a):
Development, Garlock Printing Corp., 0.65%, 4/07/16	145	145,000
Gem Group, Inc. Issue, 0.65%, 4/07/16	210	210,000
Massachusetts Industrial Finance Agency, Refunding RB, VRDN, FHA, Chestnut House Apartments (Sumitomo Mitsui Banking LOC), 0.40%, 4/07/16 (a)	2,325	2,325,000
Massachusetts School Building Authority, RB, VRDN (a)(b)(c):
Sales Tax Revenue, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.44%, 4/07/16	1,025	1,025,000
FLOATS, Series 2015-XF2203 (Citibank NA SBPA), 0.43%, 4/07/16	2,300	2,300,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.38%, 4/07/16 (a)	3,200	3,200,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.43%, 4/07/16 (a)	3,695	3,695,000
University of Massachusetts Building Authority, RB, VRDN, Senior Series 1 (JPMorgan Chase Bank NA SBPA), 0.44%, 4/07/16 (a)	3,415	3,415,000
Total Investments (Cost — $58,230,023*) — 79.8%		58,230,023
Other Assets Less Liabilities — 20.2%		14,759,441

Net Assets — 100.0%		$72,989,464

Notes to Schedule of Investments

*	Cost for federal income tax purposes

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$58,230,023	—	$58,230,023
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $12,200,915 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Schedule of Investments March 31, 2016	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 47.4%
Borough of Oradell New Jersey, GO, BAN, 1.00%, 4/08/16	$2,500	$2,500,304
Borough of Tenafly New Jersey, GO, BAN, 1.50%, 5/13/16	1,930	1,932,615
County of Camden New Jersey Improvement Authority, RB, VRDN, Special (Commerce Bank NA LOC), 0.32%, 4/07/16 (a)	1,395	1,395,000
County of Essex New Jersey Improvement Authority, HRB, VRDN, ACES, Pooled Government Loan Program (Wells Fargo Bank NA LOC), 0.38%, 4/07/16 (a)	1,120	1,120,000
County of Union New Jersey Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.10%, 4/01/16 (a)	1,405	1,405,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.40%, 4/07/16 (a)	8,325	8,325,000
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.40%, 4/07/16	12,500	12,500,000
Lawrenceville School Project, Series B (JPMorgan Chase NA SBPA), 0.32%, 4/01/16	800	800,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.62%, 4/07/16	4,895	4,895,000
Paddock Realty LLC Project, AMT (Wells Fargo Bank NA LOC), 0.62%, 4/07/16	900	900,000
Pennington Montessori Project (Wells Fargo Bank NA LOC), 0.57%, 4/07/16	650	650,000
New Jersey EDA, Refunding RB, VRDN (a):
Exxon Mobil Corp. Project, 0.10%, 4/01/16	7,950	7,950,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.57%, 4/07/16	5,400	5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Institute for Advanced Study (Wachovia Bank NA LOC), 0.47%, 4/07/16 (a)	100	100,000
New Jersey Educational Facilities Authority, Refunding RB, VRDN (a):
Centenary College, Series A (Commerce Bank NA LOC), 0.40%, 4/07/16	5,245	5,245,000
Institute for Advanced Study (Wells Fargo Bank NA LOC), 0.47%, 4/07/16	300	300,000
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.40%, 4/07/16 (a)(b)(c)	1,500	1,500,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB, VRDN, (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.42%, 4/07/16	$8,975	$8,975,000
Series A-4 (TD Bank NA LOC), 0.40%, 4/07/16	10,085	10,085,000
Virtua Health (Wells Fargo Bank NA LOC), 0.42%, 4/07/16	5,195	5,195,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (a):
Hospital Capital Asset Financing, Series A (JPMorgan Chase NA LOC), 0.47%, 4/07/16	2,200	2,200,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.40%, 4/07/16	3,980	3,980,000
New Jersey Housing & Mortgage Finance Agency, RB, VRDN, S/F Housing, AMT, Series V (Bank of America NA SBPA), 0.50%, 4/07/16 (a)	16,100	16,100,000
New Jersey State Education Facilities Authority, Refunding RB, FLOATS, Princeton University, VRDN (Bank of America NA Liquidity Agreement), 0.40%, 4/07/16 (a)(b)(c)	2,000	2,000,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC) (a)(b)(c):
Series L-35, 0.48%, 4/07/16	11,090	11,090,000
Series L-36, 0.48%, 4/07/16	19,300	19,300,000
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT (a)(b)(c):
Series 1055 (AGM) (Bank of America NA SBPA), 0.47%, 0.47%, 4/07/16	6,710	6,710,000
Series 2008-1066 (Bank of America SBPA), 0.50%, 0.50%, 4/07/16	3,290	3,290,000
Port Authority of New York & New Jersey, Refunding RB, VRDN, FLOATS, Series 2015-2163 (Citibank NA Liquidity Agreement) 0.32%, 4/07/16 (a)(b)(c)	1,220	1,220,000
Township of Mount Olive New Jersey, GO, Refunding, 2.00%, 5/15/16	820	821,557
Total Investments (Cost — $147,884,476*) — 47.4%		147,884,476
Other Assets Less Liabilities — 52.6%		163,897,901

Net Assets — 100.0%		$311,782,377

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	13

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$147,884,476	—	$147,884,476
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $156,481,267 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Schedule of Investments March 31, 2016	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 99.6%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.45%, 4/07/16 (a)	$3,715	$3,715,000
Babylon Union Free School District, TAN, 1.50%, 6/24/16	5,700	5,714,240
City of New York New York, GO, VRDN (a):
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.44%, 4/07/16	7,000	7,000,000
Sub-Series D-3 (JPMorgan Chase Bank NA SBPA), 0.36%, 4/01/16	2,300	2,300,000
Sub-Series D-4 (TD Bank NA LOC), 0.35%, 4/01/16	1,400	1,400,000
Sub-Series F-7 (Royal Bank of Canada LOC), 0.37%, 4/01/16	10,300	10,300,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.35%, 4/01/16	25,000	25,000,000
Sub-Series L (U.S. Bank NA LOC), 0.36%, 4/01/16	900	900,000
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co., Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.45%, 4/07/16 (a)	6,100	6,100,000
City of New York New York, Refunding GO, VRDN, (a):
Sub-Series D-3A (California Public Employee Retirement LOC), 0.37%, 4/01/16	5,300	5,300,000
Sub-Series D-3B (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.37%, 4/01/16	3,000	3,000,000
City of North Tonawanda New York, GO, Refunding, BAN, 1.25%, 5/05/16	4,668	4,671,074
Cold Spring Harbor Central School District, TAN, 1.50%, 6/28/16	4,295	4,306,139
County of Dutchess New York, Industrial Development Agency, RB, VRDN, Marist College, Series A (TD Bank NA LOC), 0.43%, 4/07/16 (a)	3,105	3,105,000
County of Erie New York, Industrial Development Agency, Schools Facilities Revenue, FLOATS, Tender Option Bond Trust Receipts/Certificates, RB, VRDN (AGM) (JPMorgan Chase Bank NA Liquidity Agreement), 0.46%, 4/07/16 (a)(b)(c)	3,270	3,270,000
County of Monroe New York, Industrial Development Agency, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.50%, 4/07/16 (a)(b)	5,205	5,205,000
County of Nassau New York, Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.41%, 4/07/16 (a)	13,500	13,500,000
County of Onondaga New York, Industrial Development Agency, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.50%, 4/07/16 (a)	7,085	7,085,000
County of Oswego New York, Industrial Development Agency, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.50%, 4/07/16 (a)	985	985,000

Municipal Bonds	Par (000)	Value
New York (continued)
County of Rensselaer New York, Industrial Development Agency, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.45%, 4/07/16 (a)	$4,015	$4,015,000
County of Saratoga New York, RB, VRDN, Hospital Project (HSBC Bank USA NA LOC), 0.45%, 4/07/16 (a)	2,475	2,475,000
East Moriches Union Free School District, GO, 1.50%, 6/17/16	4,900	4,909,337
East Rochester New York Housing Authority, RB, VRDN, Park Ridge Nursing Home, (Manufacturers & Traders Trust Co. LOC), 0.43%, 4/07/16 (a)	11,380	11,380,000
Franklin County Civic Development Corp., Refunding RB, VRDN, Alice Hyde Medical Center, Series A (HSBC Bank USA NA LOC), 0.45%, 4/07/16 (a)	3,300	3,300,000
Gorham-Middlesex Central School District, GO, Refunding BAN, 1.50%, 6/21/16	5,061	5,070,800
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.35%, 4/07/16 (a)(b)(c)	4,625	4,625,000
Metropolitan Transportation Authority, Refunding RB, VRDN (TD Bank NA LOC) (a):
0.40%, 4/07/16	10,000	10,000,000
0.43%, 4/07/16	3,275	3,275,000
New York City Housing Development Corp., MRB, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.43%, 4/07/16 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.43%, 4/07/16	10,900	10,900,000
M/F Housing, Balton, Series A (Freddie Mac LOC), 0.39%, 4/07/16	800	800,000
M/F Housing, Series K-2 (Wells Fargo Bank NA SBPA), 0.42%, 4/07/16	12,365	12,365,000
New York City Housing Development Corp., Refunding RB, ROCS, VRDN, Series II-R-11699, AMT (Citibank NA SBPA), 0.45%, 4/07/16 (a)(b)(c)	5,835	5,835,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT (Citibank NA LOC), 0.47%, 4/07/16	8,000	8,000,000
Jamaica First Parking LLC (TD Bank NA LOC), 0.41%, 4/07/16	2,660	2,660,000
New York City Transitional Finance Authority, RB, VRDN, Future Tax Secured Revenue, (a):
(JP Morgan Chase NA SBPA), 0.36%, 4/01/16	5,600	5,600,000
(Royal Bank of Canada SBPA), 0.37%, 4/01/16	1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.37%, 4/01/16 (a)	2,000	2,000,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	15

Schedule of Investments (continued)	BIF New York Municipal Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.35%, 4/01/16	$19,600	$19,600,000
Sub-Series A-4 (Wells Fargo Bank NA SBPA), 0.34%, 4/01/16	2,430	2,430,000
Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.40%, 4/07/16	1,600	1,600,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series A-4 (TD Bank NA SBPA), 0.35%, 4/01/16 (a)	16,500	16,500,000
New York City Water & Sewer System, RB, Municipal Water Finance Authority, VRDN (State Street Bank & Trust Co. SBPA) (a):
Series A, 0.36%, 4/01/16	16,910	16,910,000
Series B, 0.36%, 4/01/16	1,100	1,100,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
2nd General Resolution, Series AA (TD Bank NA SBPA), 0.35%, 4/01/16	20,000	20,000,000
2nd General Resolution, Series AA-6 (Mizuho Bank Ltd. SBPA), 0.37%, 4/01/16	2,800	2,800,000
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.34%, 4/01/16	5,595	5,595,000
Municipal Water Finance Authority, Sub-Series A-2 (Mizuho Corporate Bank SBPA), 0.34%, 4/01/16	7,270	7,270,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.51%, 4/07/16 (a)	14,600	14,600,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.37%, 4/01/16 (a)	7,630	7,630,000
New York Mortgage Agency, RB, S/F Housing, AMT, VRDN, Series 132 (Royal Bank of Canada SBPA), 0.40%, 4/01/16 (a)	6,250	6,250,000
New York State Dormitory Authority, RB, VRDN (a):
Personal Income Tax Revenue, Eagle Dorm, Series 2006-0164, Class A (Citibank NA SBPA), 0.44%, 4/07/16	8,360	8,360,000
State University Dorm, ROCS, Series RR-II-11843 (BHAC) (CItibank NA SBPA), 0.43%, 4/07/16 (b)(c)	8,000	8,000,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
Personal Income Tax Revenue, PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.45%, 4/07/16 (b)(c)	5,325	5,325,000
City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.40%, 4/07/16	4,200	4,200,000
FFT Senior Communities, Inc. (HSBC Bank NA LOC), 0.39%, 4/07/16	2,550	2,550,000
Long Island University, Series A-2 (TD Bank NA LOC), 0.40%, 4/07/16	3,500	3,500,000
New York State Environmental Facilities Corp., Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.32%, 4/07/16 (a)(c)	2,450	2,450,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State HFA, Refunding, HRB, VRDN, Series L (Bank of America NA LOC), 0.38%, 4/07/16 (a)	$7,000	$7,000,000
New York State HFA, HRB, VRDN (a):
125 West 31st Street, Series A, AMT (Fannie Mae Liquidity Agreement, Fannie Mae Guarantor), 0.51%, 4/07/16	20,300	20,300,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.43%, 4/07/16	700	700,000
M/F Housing, 33 Bond St. Housing (Manufacturers & Traders Trust Co. LOC), 0.42%, 4/07/16	1,000	1,000,000
M/F Housing, 363 West 30th Street, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.43%, 4/07/16	12,150	12,150,000
M/F Housing, 625 West 57th Street, Series A (Bank of New York Mellon LOC), 0.38%, 4/07/16	5,000	5,000,000
M/F Housing, 625 West 57th Street, Series A-1 (Bank of New York Mellon LOC), 0.38%, 4/07/16	11,690	11,690,000
M/F Housing, 855 6th Ave., Series A (Wells Fargo Bank NA LOC), 0.50%, 4/07/16	1,000	1,000,000
M/F Housing, 855 6th Ave., Series A (Wells Fargo Bank NA LOC), 0.52%, 4/07/16	5,600	5,600,000
New York State Urban Development Corp., Refunding RB, VRDN (a):
Austin Trust, Series 2008-3508 (AGM) (Bank of America NA LOC), 0.45%, 4/07/16 (b)	5,300	5,300,000
Series A3-D (JPMorgan Chase Bank NA SBPA), 0.45%, 4/07/16	7,000	7,000,000
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT, Series 2008-1066 (Bank of America NA SBPA), 0.50%, 4/7/16, 0.50%, 4/07/16 (a)(b)(c)	5,480	5,480,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.35%, 4/07/16	14,000	14,000,000
FLOATS, Series 3321 (Credit Suisse AG SBPA), 0.33%, 4/07/16	835	835,000
PUTTERS, Series 2945, AMT (JPMorgan Chase Bank NA SBPA), 0.48%, 4/07/16	1,665	1,665,000
ROCS, Series 14086 (Citibank NA Liquidity Agreement), 0.45%, 4/07/16	2,050	2,050,000
Southold Union Free School District, TAN, 1.50%, 6/28/16	3,500	3,508,480
Taconic Hills Central School District at Craryville, GO, Refunding BAN, 1.50%, 7/01/16	5,828	5,841,077
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN (a):
Austin Trust, Series 2008-1184 (Bank of America NA LOC), 0.45%, 4/07/16 (b)(c)	4,300	4,300,000
Sub-Series B-2 (Wells Fargo Bank NA LOC), 0.34%, 4/01/16	11,255	11,255,000
Sub-Series B-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.39%, 4/07/16	13,945	13,945,000

See Notes to Financial Statements.

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.34%, 4/07/16 (a)	$4,085	$4,085,000
Wappingers Central School District, GO, Refunding, Series A, 1.50%, 7/08/16	4,380	4,390,204
Westchester County Industrial Development Agency, RB, (TD Bank NA LOC), Series B, VRDN, 0.40%, 4/07/16 (a)	4,570	4,570,000
Yonkers New York IDA, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.41%, 4/07/16 (a)	19,300	19,300,000
Total Investments (Cost — $544,456,351*) — 99.6%		544,456,351
Other Assets Less Liabilities — 0.4%		2,043,875

Net Assets — 100.0%		$546,500,226

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$544,456,351	—	$544,456,351
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $58,008 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	17

Schedule of Investments March 31, 2016	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 80.8%
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.40%, 4/07/16 (a)	$4,510	$4,510,000
City of Columbus Ohio, GO, VRDN, Sanitary Sewer, 0.46%, 4/07/16 (a)	2,745	2,745,000
City of Hamilton Ohio, RB, Series B, VRDN (Federal Home Loan Bank LOC), 0.56%, 4/07/16 (a)	700	700,000
Columbus Regional Airport Authority, RB, VRDN, (BHAC), Flight Safety International, AMT (a):
Series A, 0.40%, 4/07/16	1,360	1,360,000
Series B, 0.40%, 4/07/16	5,070	5,070,000
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 0.40%, 4/01/16 (a)	2,745	2,745,000
County of Belmont Ohio, GO, BAN, 1.50%, 4/22/16	400	400,251
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage & Service Center LLC Project (JPMorgan Chase Bank NA LOC), 0.50%, 4/07/16 (a)	3,055	3,055,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, M/F Housing, AMT (Fannie Mae Guarantor, Liquidity Agreement), 0.48%, 4/07/16 (a)	3,100	3,100,000
County of Franklin Ohio Nationwide Children’s Hospital, RB, VRDN, National Hospital Project, Series B, 0.43%, 4/07/16 (a)	400	400,000
County of Lorain Ohio Port Authority, RB, VRDN, St. Ignatius High School Project (U.S. Bank NA LOC), 0.44%, 4/07/16 (a)	1,130	1,130,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series C (Barclays Bank PLC, SBPA), 0.35%, 4/01/16 (a)	$9,000	$9,000,000
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.39%, 4/07/16 (a)	3,000	3,000,000
Ohio HFA, RB, VRDN, S/F Housing, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.56%, 4/07/16 (a)	2,800	2,800,000
Ohio State University, RB, VRDN, Series B, 0.39%, 4/07/16 (a)	3,000	3,000,000
State of Ohio, GO, VRDN, Common Schools, Series B, 0.45%, 4/07/16 (a)	2,075	2,075,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.62%, 4/07/16 (a)	2,700	2,700,000
State of Ohio Higher Educational Facilities Commission, Refunding RB, VRDN, Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA Liquidity Agreement), 0.34%, 4/01/16 (a)	6,000	6,000,000
University of Toledo, RB, Refunding, Series A, 3.50%, 6/01/16	185	185,897
Total Investments (Cost — $53,976,148*) — 80.8%		53,976,148
Other Assets Less Liabilities — 19.2%		12,812,117

Net Assets — 100.0%		$66,788,265

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$53,976,148	—	$53,976,148
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $6,623,801 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Statements of Assets and Liabilities

March 31, 2016	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF New Jersey Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$554,995,575	$56,017,763	$58,230,023	$147,884,476
Cash	61,693	38,813,587	12,200,915	156,481,267
Receivables:
Investments sold	24,215,992	7,980,706	2,600,576	7,401,559
Interest	563,495	44,417	14,789	79,637
From the Manager	17,973	27,424	21,679	15,611
Capital shares sold	—	94,803	—	—
Prepaid expenses	21,208	14,281	11,206	12,262

Total assets	579,875,936	102,992,981	73,079,188	311,874,812

Liabilities
Payables:
Investment advisory fees	45,621	1,195	3,718	15,657
Officer’s and Trustees’ fees	5,824	2,341	2,189	3,624
Other affiliates	1,695	271	225	821
Other accrued expenses	108,672	57,812	83,592	72,333

Total liabilities	161,812	61,619	89,724	92,435

Net Assets	$579,714,124	$102,931,362	$72,989,464	$311,782,377

Net Assets Consist of
Paid-in capital[2]	$579,459,408	$102,936,986	$72,989,419	$311,782,158
Undistributed net investment income	273	52	45	219
Accumulated net realized gain (loss)	254,443	(5,676)	—	—

Net Assets, $1.00 net asset value per share	$579,714,124	$102,931,362	$72,989,464	$311,782,377

[1] Investments at cost — unaffiliated	$554,995,575	$56,017,763	$58,230,023	$147,884,476
[2] Shares outstanding, unlimited number of shares authorized, par value $0.10 per share	578,861,718	102,817,157	72,921,657	311,624,480

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	19

Statements of Assets and Liabilities

March 31, 2016	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$544,456,351	$53,976,148
Cash	58,008	6,623,801
Receivables:
Investments sold	1,365,000	6,200,359
Interest	427,690	13,893
From the Manager	—	25,518
Capital shares sold	333,827	—
Prepaid expenses	22,526	14,340

Total assets	546,663,402	66,854,059

Liabilities
Payables:
Investment advisory fees	54,744	—
Officer’s and Trustees’ fees	5,195	2,181
Other affiliates	1,557	198
Other accrued expenses	101,680	63,415

Total liabilities	163,176	65,794

Net Assets	$546,500,226	$66,788,265

Net Assets Consist of
Paid-in capital[2]	$546,476,630	$66,789,368
Undistributed net investment income	378	47
Accumulated net realized gain (loss)	23,218	(1,150)

Net Assets, $1.00 net asset value per share	$546,500,226	$66,788,265

[1] Investments at cost — unaffiliated	$544,456,351	$53,976,148
[2] Shares outstanding, unlimited number of shares authorized, par value $0.10 per share	546,439,885	66,686,501

See Notes to Financial Statements.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Statements of Operations

Year Ended March 31, 2016	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF New Jersey Municipal Money Fund

Investment Income
Income	$380,247	$59,575	$53,990	$302,402

Expenses
Investment advisory	2,965,294	515,763	383,149	1,570,428
Service and distribution	656,701	128,613	94,608	371,572
Transfer agent	96,434	10,962	13,574	31,010
Professional	61,579	51,794	68,734	56,949
Accounting services	48,332	10,617	9,485	24,010
Registration	35,233	20,124	19,976	23,188
Custodian	26,173	15,206	4,826	55,726
Officer and Trustees	22,010	9,735	9,146	14,790
Printing	9,130	5,421	5,280	7,123
Miscellaneous	36,106	14,950	13,797	23,332

Total expenses	3,956,992	783,185	622,575	2,178,128
Less:
Fees waived by the Manager	(2,863,889)	(514,568)	(379,431)	(1,462,752)
Service and distribution fees waived	(656,701)	(128,613)	(94,608)	(371,572)
Other expenses waived and/or reimbursed by the Manager	(47,612)	(75,016)	(93,971)	(18,232)
Fees paid indirectly	(8,893)	(15,758)	(629)	(54,668)

Total expenses after fees waived and/or reimbursed and paid indirectly	379,897	49,230	53,936	270,904

Net investment income	350	10,345	54	31,498

Realized Gain (Loss)
Net realized gain (loss) from investments	254,443	(5,676)	—	—

Net Increase in Net Assets Resulting from Operations	$254,793	$4,669	$54	$31,498

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	21

Statements of Operations

Year Ended March 31, 2016	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund

Investment Income
Income	$507,503	$70,129

Expenses
Investment advisory	2,773,781	397,575
Service and distribution	655,606	98,984
Transfer agent	80,569	10,342
Professional	58,672	47,986
Accounting services	47,461	9,900
Registration	38,747	20,352
Custodian	20,086	7,205
Officer and Trustees	20,561	9,172
Printing	9,011	5,280
Miscellaneous	34,245	27,681

Total expenses	3,738,739	634,477
Less:
Fees waived by the Manager	(2,573,002)	(396,156)
Service and distribution fees waived	(655,606)	(98,984)
Other expenses waived and/or reimbursed by the Manager	—	(76,012)
Fees paid indirectly	(3,074)	(1,170)

Total expenses after fees waived and/or reimbursed and paid indirectly	507,057	62,155

Net investment income	446	7,974

Realized Gain (Loss)
Net realized gain (loss) from investments	30,501	(1,150)

Net Increase in Net Assets Resulting from Operations	$30,947	$6,824

See Notes to Financial Statements.

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Statements of Changes in Net Assets

	BIF California Municipal Money Fund		BIF Connecticut Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$350	$225	$10,345	$788
Net realized gain (loss)	254,443	2,020	(5,676)	110

Net increase in net assets resulting from operations	254,793	2,245	4,669	898

Distributions to Shareholders[1]
From net investment income	(350)	(485)	(10,345)	(824)
From net realized gain	(1,408)	(8,802)	—	(256)

Decrease in net assets resulting from distributions to shareholders	(1,758)	(9,287)	(10,345)	(1,080)

Capital Transactions
Net proceeds from sale of shares	3,569,691,360	3,474,860,164	294,272,492	297,456,468
Reinvestment of distributions	1,604	9,133	10,211	1,047
Cost of shares redeemed	(3,596,778,076)	(3,540,423,343)	(297,911,779)	(326,190,366)

Net decrease in net assets derived from capital transactions	(27,085,112)	(65,554,046)	(3,629,076)	(28,732,851)

Net Assets
Total decrease in net assets	(26,832,077)	(65,561,088)	(3,634,752)	(28,733,033)
Beginning of year	606,546,201	672,107,289	106,566,114	135,299,147

End of year	$579,714,124	$606,546,201	$102,931,362	$106,566,114

Undistributed net investment income, end of year	$273	$273	$52	$52

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	23

Statements of Changes in Net Assets

	BIF Massachusetts Municipal Money Fund		BIF New Jersey Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$54	$27	$31,498	$2,409
Net realized gain	—	80	—	88,683

Net increase in net assets resulting from operations	54	107	31,498	91,092

Distributions to Shareholders[1]
From net investment income	(54)	(85)	(31,498)	(2,638)
From net realized gain	—	(149)	(6,500)	(82,280)

Decrease in net assets resulting from distributions to shareholders	(54)	(234)	(37,998)	(84,918)

Capital Transactions
Net proceeds from sale of shares	348,452,061	306,781,937	951,717,603	934,739,645
Reinvestment of distributions	32	215	37,573	84,839
Cost of shares redeemed	(351,786,656)	(311,152,536)	(976,184,873)	(979,340,839)

Net decrease in net assets derived from capital transactions	(3,334,563)	(4,370,384)	(24,429,697)	(44,516,355)

Net Assets
Total decrease in net assets	(3,334,563)	(4,370,511)	(24,436,197)	(44,510,181)
Beginning of year	76,324,027	80,694,538	336,218,574	380,728,755

End of year	$72,989,464	$76,324,027	$311,782,377	$336,218,574

Undistributed net investment income, end of year	$45	$45	$219	$219

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

24	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Statements of Changes in Net Assets

	BIF New York Municipal Money Fund		BIF Ohio Municipal Money Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$446	$204	$7,974	$551
Net realized gain (loss)	30,501	51,697	(1,150)	3,462

Net increase in net assets resulting from operations	30,947	51,901	6,824	4,013

Distributions to Shareholders[1]
From net investment income	(446)	(626)	(7,974)	(592)
From net realized gain	(42,252)	(27,040)	—	(3,456)

Decrease in net assets resulting from distributions to shareholders	(42,698)	(27,666)	(7,974)	(4,048)

Capital Transactions
Net proceeds from sale of shares	2,352,176,488	2,067,455,568	337,201,380	251,745,586
Reinvestment of distributions	42,534	27,505	7,843	4,020
Cost of shares redeemed	(2,358,447,070)	(2,111,277,650)	(345,728,226)	(266,135,384)

Net decrease in net assets derived from capital transactions	(6,228,048)	(43,794,577)	(8,519,003)	(14,385,778)

Net Assets
Total decrease in net assets	(6,239,799)	(43,770,342)	(8,520,153)	(14,385,813)
Beginning of year	552,740,025	596,510,367	75,308,418	89,694,231

End of year	$546,500,226	$552,740,025	$66,788,265	$75,308,418

Undistributed net investment income, end of year	$378	$378	$47	$47

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	25

Financial Highlights	BIF California Municipal Money Fund

	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.01%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.65%	0.66%	0.65%	0.64%	0.62%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.12%	0.21%	0.21%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of year (000)	$579,714	$606,546	$672,107	$901,056	$1,055,359

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

26	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Financial Highlights	BIF Connecticut Municipal Money Fund

	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]
Net realized gain (loss)	(0.0000)[2]	0.0000 [1]	0.0001	—	0.0000	[1]

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions:[3]
From net investment income	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]
From net realized gain	—	(0.0000)[2]	(0.0001)	(0.0000)[2]	—

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.76%	0.75%	0.74%	0.72%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.07%	0.10%	0.18%	0.19%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$102,931	$106,566	$135,299	$158,440	$181,310

[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	27

Financial Highlights	BIF Massachusetts Municipal Money Fund

	Year Ended March 31,
	2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000	[1]
Net realized gain	—	0.0000 [1]	0.0000	[1]	0.0006	0.0000	[1]

Net increase from investment operations	0.0000	0.0000	0.0000		0.0006	0.0000	[1]

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]
From net realized gain	—	(0.0000)[3]	—		(0.0006)	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)		(0.0006)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%		0.06%	0.00%

Ratios to Average Net Assets
Total expenses	0.81%	0.83%	0.79%		0.76%	0.73%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.09%	0.15%		0.24%	0.23%

Net investment income	0.00%	0.00%	0.00%		0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$72,989	$76,324	$80,695		$131,718	$150,888

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

28	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Financial Highlights	BIF New Jersey Municipal Money Fund

	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	—	0.0003	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0003	0.0000	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
From net realized gain	(0.0000)[3]	(0.0003)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0003)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.03%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.69%	0.68%	0.68%	0.68%	0.67%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.14%	0.19%	0.26%	0.30%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of year (000)	$311,782	$336,219	$380,729	$377,525	$422,655

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	29

Financial Highlights	BIF New York Municipal Money Fund

	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.66%	0.67%	0.66%	0.65%	0.64%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.10%	0.13%	0.21%	0.21%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$546,500	$552,740	$596,510	$707,355	$906,852

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

30	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Financial Highlights	BIF Ohio Municipal Money Fund

	Year Ended March 31,
	2016	2015	2014		2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	0.0001	0.0000 [2]	0.0000	[2]	0.0000 [2]	0.0000	[2]
Net realized gain (loss)	(0.0000)[1]	0.0000 [2]	0.0000	[2]	—	0.0000	[2]

Net increase from investment operations	0.0001	0.0000	0.0000		0.0000	0.0000

Distributions:[3]
From net investment income	(0.0001)	(0.0000)[1]	(0.0000)[1]		(0.0000)[1]	(0.0000)[1]
From net realized gain	—	(0.0000)[1]	—		(0.0000)[1]	—
From return of capital	—	—	—		(0.0020)	—

Total distributions	(0.0001)	(0.0000)	(0.0000)		(0.0020)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%		0.20%	0.00%

Ratios to Average Net Assets
Total expenses	0.80%	0.77%	0.80%		0.77%	0.77%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.10%	0.13%		0.22%	0.21%

Net investment income	0.01%	0.00%	0.00%		0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$66,788	$75,308	$89,694		$82,542	$100,592

[1]	Amount is greater than $(0.00005) per share.
[2]	Amount is less than $0.00005 per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	31

Notes to Financial Statements

1. Organization:

BIF Multi-State Municipal Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification[1]
BIF California Municipal Money Fund	BIF California	Non-diversified
BIF Connecticut Municipal Money Fund	BIF Connecticut	Non-diversified
BIF Massachusetts Municipal Money Fund	BIF Massachusetts	Non-diversified
BIF New Jersey Municipal Money Fund	BIF New Jersey	Non-diversified
BIF New York Municipal Money Fund	BIF New York	Non-diversified
BIF Ohio Municipal Money Fund	BIF Ohio	Non-diversified

[1]	Each Fund must satisfy the diversification requirements set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

32	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Notes to Financial Statements (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.500%
$500 Million — $1 Billion	0.425%
Greater than $1 Billion	0.375%

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Shareholder Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rate of 0.125% based upon the average daily value of each Fund’s net assets.

Expense Waivers and Reimbursements

The Manager and BRIL voluntarily agreed to waive a portion of their respective management and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, service and distribution fees waived and other expenses waived and/or reimbursed by the Manager. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.

For the year ended March 31, 2016, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York	BIF Ohio
Amounts reimbursed	$6,384	$1,006	$819	$3,218	$6,018	$828

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	33

Notes to Financial Statements (continued)

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the year ended March 31, 2016, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York	BIF Ohio
Purchases	$326,371,639	$7,501,032	$36,801,101	$4,860,215	$243,527,426	$23,500,398
Sales	$315,496,114	$6,501,009	$38,022,692	$6,001,687	$178,627,853	$19,300,294

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

Permanent Differences

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the use of equalization were reclassified to the following accounts:

BIF New York
Paid-in capital .	$7,283
Accumulated net realized gain	$(7,283)

Tax Character of Distributions

The tax character of distributions paid was as follows:

		BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York		BIF Ohio
Tax-exempt income[1]	3/31/2016	$350	$10,345	$54	$221	$446		$7,974
	3/31/2015	485	824	87	2,638	624		589
Ordinary income[2]	3/31/2016	1,408	—	—	31,277	14,509	[4]	—
	3/31/2015	8,802	256	147	25,197	11,682		3,459
Long-term capital gains[3]	3/31/2016	—	—	—	6,500	35,026	[4]	—
	3/31/2015	—	—	—	57,083	15,360		—

Total	3/31/2016	$1,758	$10,345	$54	$37,998	$49,981		$7,974

	3/31/2015	$9,287	$1,080	$234	$84,918	$27,666		$4,048

[1]	The Funds designate these amounts paid during the fiscal year ended March 31, 2016 as exempt-interest dividends.

[2]

Ordinary income consists primarily of net short-term capital gains. Additionally, all ordinary distributions are comprised of interest related dividends and qualified short-term capital gain dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[3]	The Funds designate these amounts paid during the fiscal year ended March 31, 2016 as capital gain dividends.

[4]	Distribution amounts may include a portion of the proceeds from redeemed shares.

34	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Notes to Financial Statements (continued)

Tax Components of Accumulated Net Earnings

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York	BIF Ohio
Undistributed tax-exempt income	$273	$52	$45	—	$378	$47
Undistributed ordinary income	16,205	—	—	$219	10,832	—
Undistributed long-term capital gains	238,238	—	—	—	12,386	—
Capital loss carryforwards	—	(5,676)	—	—	—	(1,150)

Total	$254,716	$(5,624)	$45	$219	$23,596	$(1,103)

As of March 31, 2016, there were no significant differences between the book and tax components of net assets.

Capital Loss Carryforwards

As of March 31, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

	BIF Connecticut	BIF Ohio
No expiration date	$5,676	$1,150

6. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: Each Fund invests a substantial amount of its assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	35

Notes to Financial Statements (concluded)

disproportionate impact on the income from, or the value or liquidity of, the Fund’s respective portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and the following items were noted.

On May 19, 2016, the Board of Trustees of the Trust approved a proposal to close BIF California, BIF Connecticut, BIF Massachusetts, BIF New Jersey, BIF New York and BIF Ohio to purchases and thereafter to liquidate each Fund. Accordingly, effective on July 11, 2016, each Fund will no longer accept purchase orders. On or about July 15, 2016, (the “Liquidation Date”), all of the assets of the Funds will be liquidated completely, the shares outstanding on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust.

36	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BIF Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BIF Multi-State Municipal Series Trust (the “Trust”), comprised of the BIF California Municipal Money Fund, BIF Connecticut Municipal Money Fund, BIF Massachusetts Municipal Money Fund, BIF New Jersey Municipal Money Fund, BIF New York Municipal Money Fund and BIF Ohio Municipal Money Fund (collectively, the “Funds”), as of March 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements have been prepared assuming that the Funds will continue as going concerns. As discussed in Note 8 to the financial statements, on May 19, 2016 the Board of the Funds approved a proposal to close each Fund to new investors and thereafter to liquidate the Funds. Management’s plans concerning these matters are also discussed in Note 8 to the financial statements. The financial statements do not include any adjustments that might result from the liquidation event.

Deloitte & Touche LLP

Boston, Massachusetts

May 24, 2016

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	37

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 156 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 156 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	33 RICs consisting of 156 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 156 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016

Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.

				33 RICs consisting of 156 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 156 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 156 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 156 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	33 RICs consisting of 156 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 156 Portfolios	None

38	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[2]
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 156 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	33 RICs consisting of 156 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	33 RICs consisting of 156 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Trust.

[3]    Date shown is the earliest date a person has served on this Board. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998, Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[4]
Barbara G. Novick 1960	Trustee and President	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	108 RICs consisting of 231 Portfolios	None
John M. Perlowski 1964	Trustee and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 329 Portfolios	None
[4] Mr. Perlowski and Ms. Novick are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	39

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Trustee and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (Chief Executive Officer)	See Principal Occupations During Past Five Years under the Interested Trustees for details.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock since 2016; Director of BlackRock from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustees of the Trust.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110 Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Distributor BlackRock Investments, LLC New York, NY 10022 Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

40	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	1,662,588,308	25,335,713
Susan J. Carter	1,662,215,142	25,708,879
Collette Chilton	1,663,035,235	24,888,786
Neil A. Cotty	1,661,743,350	26,180,671
Matina S. Horner	1,661,139,250	26,784,771
Rodney D. Johnson	1,660,028,830	27,895,191
Cynthia A. Montgomery	1,661,900,143	26,023,878
Joseph P. Platt	1,661,732,500	26,191,521
Robert C. Robb, Jr.	1,661,710,609	26,213,412
Mark Stalnecker	1,661,556,942	26,367,079
Kenneth L. Urish	1,661,732,500	26,191,521
Claire A. Walton	1,662,017,974	25,906,047
Frederick W. Winter	1,659,853,769	28,070,252
Barbara G. Novick	1,661,541,198	26,382,823
John M. Perlowski	1,661,541,198	26,382,823

*	Denotes Trust-wide proposal and voting results.

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds, at (800) 221-7210.

Availability of Quarterly Schedule of investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016	41

Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month year ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and; (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42	BIF MULTI-STATE MUNICIPAL SERIES TRUST	MARCH 31, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BIFSTATES-3/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BIF California Municipal Money Fund	$26,363	$26,363	$0	$0	$10,812	$10,812	$0	$0
BIF Connecticut Municipal Money Fund	$25,663	$25,663	$0	$0	$10,812	$10,812	$0	$0
BIF Massachusetts Municipal Money Fund	$25,663	$25,663	$0	$0	$10,812	$10,812	$0	$0
BIF New Jersey Municipal Money Fund	$26,363	$26,363	$0	$0	$10,812	$10,812	$0	$0
BIF New York Municipal Money Fund	$26,363	$26,363	$0	$0	$10,812	$10,812	$0	$0
BIF Ohio Municipal Money Fund	$24,663	$24,663	$0	$0	$10,812	$10,812	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-

adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BIF California Municipal Money Fund	$10,812	$10,812

BIF Connecticut Municipal Money Fund	$10,812	$10,812
BIF Massachusetts Municipal Money Fund	$10,812	$10,812
BIF New Jersey Municipal Money Fund	$10,812	$10,812
BIF New York Municipal Money Fund	$10,812	$10,812
BIF Ohio Municipal Money Fund	$10,812	$10,812

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date:	June 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date:	June 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date:	June 2, 2016